7. Equipment Notes Payable	12 Months Ended
Dec. 31, 2011
Notes
7. Equipment Notes Payable

7.      EQUIPMENT NOTES PAYABLE

During the second quarter of 2010, the Company purchased equipment totaling $559,550, making down payments of $134,891 in cash and financing $424,660 through notes payable to two equipment vendors. On September 29 and 30, 2010 the Company entered into two notes payable of $246,678 and $88,511, respectively, to satisfy the capital lease (See Note 6 Capital Lease). All of the notes are collateralized by a security interest in the respective equipment.

Note Payable Original Balance	Interest Rate	Length of Note	Monthly Payment	Balance at December 31, 2011
$ 258,380	4.72%	48 months	$ 5,918	$ 151,299
166,280	7.90%	36 months	5,204	74,048
246,678	8.75%	36 months	7,816	151,669
88,511	8.75%	36 months	2,804	54,422
		Total	$ 21,742	$ 431,438

The principal amounts of the equipment notes due over coming years are as follows:

Year	Principal Due December 31,
2012	$ 237,873
2013	175,957
2014	17,608
2015 and thereafter	-
Total	$ 431,438